Transactions with Related Parties (Tables)	6 Months Ended
Jun. 30, 2026
Transactions with Related Parties [Abstract]
Related Party Transactions
The below table presents the analysis of “Management fees – related party” charged from Seanergy and Seanergy Shipmanagement in connection with the above agreements as presented in the accompanying unaudited interim condensed consolidated statement of operations:

	June 30, 2026	June 30, 2025
Fees charged in relation to:
Management services-Seanergy	330	465
Management services-Seanergy Shipmanagement	391	479
Management fees-related party	721	944

The below table presents the fees charged from Seanergy Management in connection with the above agreements:

	June 30, 2026	June 30, 2025
Fees charged in relation to:
Commercial services (1)	135	158
Sale of vessel services (2)	152	160
Total	287	318

(1)	included in “Vessel revenue, net” (Note 13) in the accompanying unaudited interim condensed consolidated statement of operations
(2)	presented in “Gain on sale of vessels, net” (Note 5) in the accompanying unaudited interim condensed consolidated statement of operations

The below table presents the analysis of “Due to Related Parties” as presented in the accompanying condensed consolidated balance sheets:

	June 30, 2026	December 31, 2025
Balance due to Seanergy	3,484	6,299
Balance due to Seanergy Shipmanagement	2,016	1,582
Balance due to Seanergy Management	2,111	1,605
Due to Related Parties	7,611	9,486

The below table presents the analysis of “Due from Related Parties” as presented in the accompanying condensed consolidated balance sheets:

	June 30, 2026	December 31, 2025
Balance due from Seanergy Management	978	386
Due from Related Parties	978	386